ACCOUNTING POLICIES 1 (Details) (USD $)	1 Months Ended	12 Months Ended	48 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2015	Dec. 31, 2012
Special Purpose Entities [Member]
Related Party Transaction [Line Items]
Number of vessels where rate reduction applies		4
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Agreed per day rate reduction	$ 6,500	$ 6,500	$ 6,500
Length of period over which rate reduction applies	4 years		4 years
Compensation percentage of any difference between the renegotiated rates and actual market rate up to the original contract rates	100.00%	100.00%		100.00%